Long-term Payables Other - Additional Information (Detail) - Gross amount [member] - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 2,051,389	₩ 2,476,738
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 425,349